Financial instruments - valuation - Hierarchy of liabilities (Details) - Recurring fair value measurement - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of liabilities
Liabilities	£ 130,578	£ 129,156
Trading deposits
Fair value of liabilities
Liabilities	43,966	43,127
Debt securities in issue, trading
Fair value of liabilities
Liabilities	257	706
Short positions, trading
Fair value of liabilities
Liabilities	10,491	9,803
Interest rate
Fair value of liabilities
Liabilities	31,532	38,483
Foreign exchange
Fair value of liabilities
Liabilities	40,306	33,586
Other derivatives
Fair value of liabilities
Liabilities	244	326
Debt securities in issue
Fair value of liabilities
Liabilities	1,736	1,608
Other deposits
Fair value of liabilities
Liabilities	1,812	1,280
Financial liabilities, subordinated
Fair value of liabilities
Liabilities	234	237
Level 1
Fair value of liabilities
Liabilities	£ 8,766	£ 7,936
As a % of total value liabilities	7.00%	6.00%
Level 1 | Short positions, trading
Fair value of liabilities
Liabilities	£ 8,766	£ 7,936
Level 2
Fair value of liabilities
Liabilities	£ 121,318	£ 120,529
As a % of total value liabilities	93.00%	93.00%
Level 2 | Trading deposits
Fair value of liabilities
Liabilities	£ 43,966	£ 43,126
Level 2 | Debt securities in issue, trading
Fair value of liabilities
Liabilities	257	706
Level 2 | Short positions, trading
Fair value of liabilities
Liabilities	1,724	1,865
Level 2 | Interest rate
Fair value of liabilities
Liabilities	31,253	38,044
Level 2 | Foreign exchange
Fair value of liabilities
Liabilities	40,240	33,528
Level 2 | Other derivatives
Fair value of liabilities
Liabilities	124	138
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	1,733	1,605
Level 2 | Other deposits
Fair value of liabilities
Liabilities	1,787	1,280
Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Liabilities	234	237
Level 3
Fair value of liabilities
Liabilities	£ 494	£ 691	£ 976
As a % of total value liabilities	0.00%	1.00%
Level 3 | Trading deposits
Fair value of liabilities
Liabilities		£ 1
Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	£ 1	2
Level 3 | Interest rate
Fair value of liabilities
Liabilities	279	439
Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	66	58
Level 3 | Other derivatives
Fair value of liabilities
Liabilities	120	188
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	£ 3
Level 3 | Other deposits
Fair value of liabilities
Liabilities	£ 25